Related party transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended
	Sep. 01, 2022	Jun. 30, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 09, 2020
Statement [Line Items]
Description of debt instrument expiration period	convertible debentures that were due to expire in October and November 2022
Legal fees			$ 56,991	$ 80,133	$ 594,670	$ 428,050	$ 987,913
Accrued interest				$ 23,266
Debt instrument principal amount	$ 1,250,000
Debt instrument, annual interest rate	7.00%
Debt instrument conversion price per share	$ 4.40
Credit risk [member]
Statement [Line Items]
Proceed from related party		$ 5,000,000
Business combination agreement [member]
Statement [Line Items]
License fees percent								50.00%